Note 13 - Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about inventories explanatory [text block]
	December 31, 2019	December 31, 2018
Finished goods - doré and concentrates	$1,965	$2,538
Work-in-process	3,229	4,626
Stockpile	2,130	1,257
Silver coins and bullion	291	351
Materials and supplies	22,902	23,696
	$30,517	$32,468